NOTE PAYABLE	12 Months Ended
Mar. 31, 2022
NOTE PAYABLE
NOTE PAYABLE

Note 14 – NOTE PAYABLE

On March 29, 2019, the Company issued a senior unsecured note (the “Note”) to Majik Fund SPC, an exempted company managed by a subsidiary of Yunfeng Financial Group Limited (“Yunfeng Financial Group”), which is unrelated to the Company. The principal is US$20 million with a three-year term due in March 2022. The Note bears a fixed interest rate of 12.0% per annum, with interest payable semi-annually in arrears on June 30th and December 31st of each year, beginning in March 2019. According to the covenants in the Note, as long as any Note remains outstanding, the Company shall not consolidate with, merge or amalgamate into or dispose of or transfer all or a substantial part of its assets to any corporation or convey or transfer its properties and assets substantially to any person. On December 14 2020, for the purpose of disposal of our P2P business, the Company and Majik Fund SPC entered into an Amendment and Supplemental Agreement to the Note, pursuant to which the Company shall make a payment to the Noteholder of US$10,000,000 of principal together with all accrued but unpaid interest on the full outstanding amount, within 5 working days from the effective date of the Amendment and Supplemental Agreement. The Company made a payment of US$5,000,000 of the principal on December 14, 2020 and a payment of US$5,000,000 of principal and US$513,333 of interest on December 15, 2020. On October 25 2021, the Company and Majik Fund SPC entered into a second Amendment and Supplemental Agreement to the Note, pursuant to which the Company shall make a payment to the Noteholder of US$10,000,000 of principal together with all accrued but unpaid interest on the full outstanding amount on the effective date of the Amendment and Supplemental Agreement. The Company made a payment of US$10,000,000 of principal and US$93,333 of interest on October 25, 2021. As of March 31, 2022 and 2021, the note payable balance amounted to nil and US$10.0 million, respectively. For the years ended March 31, 2022, 2021 and 2020, interest expense amounted to US$0.7 million, US$2.1 million, and US$2.4 million, respectively.